Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 293,649	$ 243,179
Short-term deposits	182,000	259,000
Accounts receivable, net of allowance for credit losses of $0.7 million and $0.5 million as of March 31, 2022 and December 31, 2021, respectively	136,444	129,382
Inventories	143,116	129,147
Prepaid expenses	8,477	6,871
Other current assets	24,185	33,123
Total current assets	787,871	800,702
Non-current assets
Property, plant and equipment, net	200,627	203,295
Goodwill	65,089	65,144
Other intangible assets, net	143,317	152,244
Operating lease right-of-use assets	14,162	14,651
Long-term investments	28,667	28,667
Other non-current assets	16,651	12,519
Total non-current assets	468,513	476,520
Total assets	1,256,384	1,277,222
Current liabilities
Accounts payable	59,010	51,976
Accrued expenses and other current liabilities	44,198	55,358
Accrued compensation and related benefits	38,341	44,684
Deferred revenues - short term	52,337	51,174
Operating lease liabilities - short term	7,158	7,276
Total current liabilities	201,044	210,468
Non-current liabilities
Deferred revenues - long term	22,026	21,133
Deferred income taxes - long term	6,258	7,341
Operating lease liabilities - long term	7,220	7,693
Contingent consideration - long term	53,648	53,478
Other non-current liabilities	23,487	21,095
Total non-current liabilities	112,639	110,740
Total liabilities	313,683	321,208
Contingencies (see note 12)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 66,408 thousand shares and 65,677 thousand shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	185	182
Additional paid-in capital	3,021,166	3,012,481
Accumulated other comprehensive loss	(9,824)	(8,771)
Accumulated deficit	(2,068,826)	(2,047,878)
Total equity	942,701	956,014
Total liabilities and equity	$ 1,256,384	$ 1,277,222